SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to generate cash flows from operations, and the Company's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise substantial doubt about the Company's ability to continue as a going concern for the foreseeable future.

•

The solar industry is being negatively impacted by a number of factors including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors have contributed to declining average selling prices for our products. The average selling price ("ASP") of polysilicon has fallen from nearly $60 per kilogram ("kg") in 2010 to almost $23 per kg in 2012.

•	For the year ended December 31, 2012, the Company incurred an operating loss of $88,517,894.

•	During the year December 31, 2012, the Company experienced negative cash flow from operations of $10,307,234, primarily as a result of the net loss incurred by the Company.

•

As of December 31, 2012, the Company's current liabilities exceed its current assets by $163,799,978. While the Company had cash and cash equivalents of $6,679,024, it had short-term bank borrowings of $51,273,360 all due within one year and the current portion of long-term debt amounting of $69,006,400, which is restricted to purchase fixed assets and not expected to be renewed.

These factors are mitigated by the following actions and plans:

•

On April 12, 2013, the Company obtained an irrevocable, legally enforceable letter of financial support from the Company's shareholders, who have committed to provide sufficient financial support to the Company to ensure the Company has the funds required to satisfy its obligations as they come due in the normal course, through Daqo Group. Further, the support letter provides that Daqo Group will not require the Company to pay intercompany debts, if any, provided under the letter of support or the amount owed to the Daqo Group and subsidiaries of Daqo Group, Daqo Solar and Xinjiang Daqo Investment as of March 31, 2013, before January 1, 2014.

•

The Company has taken or is in the process of taking a number of cost reduction initiatives. For example, the Company has constructed its phase II production facilities in Xinjiang and began commercial production since January 2013. The cash cost to produce polysilicon at the Xinjiang facilities is estimated to be significantly lower than that of the Company's current facilities. Further, the Company is in the process of implementing the hydrochlorination project at its facilities in Chongqing, which is expected to significantly reduce the cash cost of producing polysilicon, although not to the extent of the facilities in Xinjiang.

•

While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has renewed or rolled over all of its short-term bank loans upon the maturity date of the loans and has assumed it will continue to be able to do so. From January 1, 2013 to April 22, 2013, the Company obtained short-term bank borrowings of $22.4 million and obtained a bank acceptance note credit facility of $4.8 million.

•

The Company has performed a review of its cash flow forecast for the twelve months ending December 31, 2013. The Company believes that its operating cash flow will improve significantly in 2013 and that its operating cash flow will be positive. While management believes the forecast is based on reasonable assumptions, significant assumptions of this forecast include: the Company is assuming that there will be gradual increases in ASP throughout the year 2013 and will realize significant cost savings as a result of the low electricity cost in Xinjiang and certain technology improvement projects in Chongqing. The preliminary results for the first quarter of 2013 shows an increase in the ASP during the period ended March 31, 2013. This trend is consistent with the Company's expectation.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

Basis of consolidation	(b) Basis of consolidation The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.
Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, inventories valuation, useful lives and residual values of long-lived assets, impairment for long lived assets, consolidation of variable interest entity, valuation allowances for deferred tax assets, interest capitalization, warranty accrual and certain assumption used in the computation of share-based compensation and related forfeiture rates.

Concentration of credit risk

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivables.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. The allowance for doubtful accounts is $1,202,940 and $1,592,467 as of December 31, 2011 and 2012, respectively, based on the aging of the receivables and the Company's assessment of the customers' credit risk.

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2011	2012
Customer A	$2,655,592	$12,529,889
Customer C	$2,549,318	$3,568,910
Customer H	$5,947,325	$-
Customer D	$2,823,130	$1,842,310

Sales of polysilicon to the Group's largest customers whose sales constitute over 10% of revenue accounted for approximately 26%, 46% and 24% of revenues for the years ended December 31, 2010, 2011 and 2012, respectively. The Group was substantially dependent upon the continued participation of these customers in order to maintain its total revenues. Significantly reducing the Group's dependence on these customers is likely to take time and there can be no guarantee that the Group will succeed in reducing that dependence.

Furthermore, all of the Company's long-term loans are guaranteed by Daqo Group, our related party, who has also committed to provide financial support to meet the Company's short term debt obligations, other liabilities and commitments as they become due (see Note 2(a)). The Company's access to credit is significantly reliant on Daqo Group's ability and willingness to continue to provide sufficient financial support.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Restricted cash

(f) Restricted cash

Restricted cash amounted to $11,600,321 and $10,649,745 as of December 31, 2011 and 2012, respectively, and are deposited in bank accounts as deposits for short-term letters of credit and notes issued by several banks for purchases of raw materials, plant and equipment. These deposits carry fixed interest rates and will be released when the related letters of credit or notes are settled by the Group. The Group considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., settlement of letters of credit or notes) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Group has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

Inventories

(g) Inventories

Inventories are stated at lower of cost or market. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated market value based on historical and forecasted demand. Estimated market value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventory for the years ended December 31, 2010, 2011 and 2012 was $nil, $14,252,701 and $ 14,821,620, respectively.

The Group has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots, wafers or cells) to the third-party manufacturers.

For those outsourcing arrangements in which title does not transfer, the Group maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Group is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Group retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Group.

Property, plant and equipment

(h) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. Interest expense capitalized for the years ended December 31, 2010, 2011 and 2012 was $233,640, $3,429,496 and $7,245,747, respectively.

Prepaid land use rights

(i) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group's land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $150,853, $166,355 and $958,558, for the years ended December 31, 2010, 2011 and 2012, respectively.

Impairment of long-lived assets

(j) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group's carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group's carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize. The impairment charges for the years ended December 31, 2010, 2011 and 2012 were $nil, $38,512,376 (among which $3,844,799 was included in loss from discontinued operations) and $42,754,481, respectively. The impairment loss incurred in fiscal year 2012 was related to the impairment of long-lived assets of the wafer business, and was triggered primarily by the significant decrease in average selling prices for wafers that was experienced in 2012.

Revenue recognition

(k) Revenue recognition

Product sales

The Group recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. The majority of the sales contracts transfer title and risk of loss to customers upon receipt. Sales agreements for polysilicon typically do not contain product warranties except for return and replacement of defective products within a period generally ranging from 3 to 30 days from delivery. Sales agreements for polysilicon typically do not contain post-shipment obligations or other return or credit provisions. The Group may extend credit terms after assessing a number of factors to determine the customers' credit worthiness.

The Group sold approximately $24,764,173, $36,916,531 and $19,862,424 in photovoltaic wafers and cells in 2010, 2011 and 2012, respectively.

Customers frequently pay for products prior to the delivery of the products. Advance payments are recorded as advances from customers.

Service revenue

The Company also provides OEM services to customers and recognizes revenue when there is persuasive evidence of an arrangement, the service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured.

Cost of revenues

(l) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees.

Shipping and handling

(m) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $1,030,695, $1,215,110 and $1,033,808 respectively for the years ended December 31, 2010, 2011 and 2012.

Research and development expenses

(n) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. In the year ended December 31, 2012, the Company incurred additional research and development expenses for its Xinjiang Phase II polysilicon facilities to achieve the targets for quality, capacity and cost during the pilot production period.

Government subsidies

(o) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to land use right fees, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group, however, these subsidies do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2010, 2011 and 2012 were $3,382,819, $11,484,768 and $9,250,296, respectively. Government grants related to assets are recorded as long term liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants related to assets of $nil, $25,895,226 and $1,383,487 during the years ended December 31, 2010, 2011 and 2012, respectively, and recognized $nil, $42,047 and $764,528 as an offset to depreciation expense for the years ended December 31, 2010, 2011 and 2012, respectively. The Company had deferred government grants related to assets of $nil, $25,853,179 and $26,472,137 as of December 31, 2010, 2011 and 2012, respectively.

Income taxes

(p) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Share-based compensation

(q) Share-based compensation

The Group recognizes share-based compensation in the statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, research and development expenses and cost of sales, depending on the job functions of the grantees. For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of $1,614,755, $2,206,025 and $2,249,834 respectively, which was classified as follows:

	Year ended December 31,
	2010	2011	2012
Selling, general and administrative expenses	$1,513,137	$2,068,115	$2,018,817
Research and development expenses	96,827	75,508	175,242
Cost of sales	4,791	62,402	55,775

Total	$1,614,755	$2,206,025	$2,249,834

Earnings (loss) per share

(s) Earnings (loss) per share

Basic earnings (loss) per ordinary share are computed by dividing the net income (loss) attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on their participating rights. Upon the consummation of the Company's initial public offering on October 6, 2010, each Series A convertible redeemable preferred shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the Series A convertible redeemable preferred shares (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). For the years ended December 31, 2010, 2011 and 2012, the ordinary shares issuable upon the exercise of outstanding share options of 92,456, nil and nil shares are included in the calculation of dilutive earnings per share.

Foreign currency translation

(t) Foreign currency translation

The reporting currency of the Group is the United States dollar ("U.S. dollar"). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company's PRC subsidiaries and VIE are maintained in Chinese Renminbi ("RMB"), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People's Republic of China, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to $84,853,361 and $11,589,702 as of December 31, 2011 and 2012, respectively.

Comprehensive income

(u) Comprehensive income

Our financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which we retrospectively adopted during 2012. As of December 31, 2011 and 2012, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustments.

Fair value of financial instruments

(v) Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1-Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•

Level 2-Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•

Level 3-Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's consolidated assets, liabilities, shareholders' equity and net income or loss.

The Group's financial instruments include cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, other current assets, amount due from related parties, accounts payable, advances from customers, other current liabilities, payables for purchase of property, plant and equipment, amounts due to related parties and short-term and long-term borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The fair value of the Company's non-current portion of payables for purchase of property, plant and equipment and long-term bank borrowings as of December 31, 2012 is estimated by discounted future cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date.

Variable Interest Entity

(w) Variable Interest Entity

A VIE is an entity in which equity investors generally do not have the characteristics of a "controlling financial interest" or there is not sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. A VIE is consolidated by its primary beneficiary if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Noncontrolling interest

(x) Noncontrolling interest

The noncontrolling interest represents Daqo Group's equity interest in the VIE. The Group classified the ownership interest in the consolidated entity held by a party other than the Company to noncontrolling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the noncontrolling interest on the face of the consolidated statements of operations and comprehensive income.

Recent accounting pronouncements

(y) Recent accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance is not expected to have any effect on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company has early adopted this pronouncement.

In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company has early adopted this pronouncement.